Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, Israel	$ (12,287)	$ (30,101)	$ 17,915
Income (loss) before income taxes, Foreign jurisdictions	970	2,799	4,475
Income (loss) before income taxes	(11,317)	(27,302)	22,390
Current taxes, Israel	235	201	1,765
Current taxes, foreign jurisdictions	457	921	1,198
Current taxes	692	1,122	2,963
Current tax (benefits) expenses relating to prior years, Israel	(814)	(10)	(215)
Current tax (benefits) expenses relating to prior years, foreign jurisdictions	168	(116)	158
Current tax (benefits) expenses relating to prior years	(646)	(126)	(57)
Deferred taxes, Israel	2,359	(1,857)	1,114
Deferred taxes, foreign jurisdictions	(14)	(28)	64
Deferred taxes	2,345	(1,885)	1,178
Income tax expense (benefit)	$ 2,391	$ (889)	$ 4,084